Retirement Plans and Postretirement Costs (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Pension and SERP Benefits	Jul. 01, 2012 Pension and SERP Benefits	Jul. 03, 2011 Pension and SERP Benefits	Jun. 30, 2013 Postretirement Benefits	Jul. 01, 2012 Postretirement Benefits	Jul. 03, 2011 Postretirement Benefits
COMPONENTS OF NET PERIODIC BENEFIT COST:
Service cost			$ 216	$ 150	$ 70	$ 15	$ 11	$ 10
Interest cost			4,447	4,784	4,692	181	227	275
Expected return on plan assets			(6,126)	(6,411)	(6,445)
Amortization of prior service cost (credit)			12	12	12	(764)	(764)	(764)
Amortization of unrecognized net loss			4,453	2,414	2,504	898	673	645
Settlement loss	(2,144)		2,144
Net Periodic benefit cost			5,146	949	833	330	147	166
Benefit Obligations:
Benefit obligations, Discount rate			5.02%	4.56%		5.02%	4.56%
Benefit obligations, expected return on plan assets	7.50%		7.50%	7.50%
Benefit Obligations, Rate of compensation increases - SERP			3.00%	3.00%
Net Periodic Benefit Cost:
Net Periodic Benefit Cost, Discount rate			4.56%	5.57%		4.56%	5.57%
Net Periodic Benefit Cost, Expected return on plan assets			7.50%	7.80%
Net Periodic Benefit Cost, Rate of compensation increases - SERP			3.00%	3.00%
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Benefit obligation at beginning of year			103,383	89,609		4,475	4,586
Service cost			216	150	70	15	11	10
Interest cost			4,447	4,784	4,692	181	227	275
Actuarial (gain) loss			(8,381)	12,663		239	917
Benefits paid			(9,750)	(3,823)		(1,370)	(1,266)
Benefit obligation at end of year			89,915	103,383	89,609	3,540	4,475	4,586
CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year		79,517	79,517	83,023
Actual return on plan assets			11,914	(1,683)
Employer contribution			8,753	2,000		1,370	1,266
Benefits paid			(9,750)	(3,823)		(1,370)	(1,266)
Fair value of plan assets at end of year	90,434	79,517	90,434	79,517	83,023
Funded status – prepaid (accrued) benefit obligations			519	(23,866)		(3,540)	(4,475)
AMOUNTS RECOGNIZED IN CONSOLIDATED BALANCE SHEETS:
Other long-term assets			1,983
Accrued payroll and benefits (current liabilities)				(5,664)		(823)	(1,010)
Accrued benefit obligations (long-term liabilities)			(1,464)	(18,202)		(2,717)	(3,465)
Net amount recognized			519	(23,866)		(3,540)	(4,475)
CHANGES IN PLAN ASSETS AND BENEFIT OBLIGATIONS RECOGNIZED IN OTHER COMPREHENSIVE INCOME:
Net periodic benefit cost			5,146	949	833	330	147	166
Net actuarial (gain) loss			(14,170)	20,756		238	917
Amortization of prior service (cost) credits			(12)	(12)		764	764
Amortization of unrecognized net loss			(6,597)	(2,414)		(898)	(673)
Total recognized in other comprehensive income, before tax			(20,779)	18,330		104	1,008
Total recognized in net periodic benefit cost and other comprehensive income			$ (15,633)	$ 19,279		$ 434	$ 1,155